UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust

(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
November 30, 2023 (Unaudited)

NEOS ETF Trust
•NEOS Enhanced Income Cash Alternative ETF	| CSHI	| NYSE Arca
•NEOS S&P 500® High Income ETF	| SPYI	| Cboe BZX Exchange, Inc.
•NEOS Enhanced Income Aggregate Bond ETF	| BNDI	| NYSE Arca

NEOS ETF Trust

Portfolio Allocations by Sector	NEOS ETF Trust
November 30, 2023 (Unaudited)

3

NEOS Enhanced Income Cash Alternative ETF
Sector	Percentage of Total Net Assets
U.S. Treasury Obligations	99.4%
Purchased Options(a)	0.0%
Money Market Funds and Other Assets and Liabilities	0.6%
Total	100.0%

NEOS S&P 500® High Income ETF
Sector	Percentage of Total Net Assets
Information Technology	29.4%
Financials	13.1%
Health Care	12.6%
Consumer Discretionary	9.8%
Communication Services	9.0%
Industrials	7.9%
Consumer Staples	6.4%
Energy	4.3%
Materials	2.5%
Utilities	2.4%
Real Estate	2.4%
Money Market Fund and Other Assets and Liabilities	0.2%
Total	100.0%

NEOS Enhanced Income Aggregate Bond ETF
Sector	Percentage of Total Net Assets
Exchange Traded Funds	99.9%
Purchased Options(a)	0.0%
Money Market Fund and Other Assets and Liabilities	0.1%
Total	100.0%

(a)Represents less than 0.05%.

The accompanying notes are an integral part of these financial statements.
4

Schedule of Investments	NEOS Enhanced Income Cash Alternative ETF
November 30, 2023 (Unaudited)

Investments	Par Value				Value
U.S. TREASURY OBLIGATIONS — 99.4% (a)
U.S. Treasury Bills,
5.384%, due 12/5/2023	$7,457,000				$7,452,636
5.391%, due 12/7/2023	6,370,000				6,364,404
5.371%, due 12/14/2023	18,586,000				18,550,786
5.381%, due 12/21/2023	2,845,000				2,836,683
5.380%, due 12/28/2023	31,861,000				31,734,813
5.368%, due 1/9/2024	13,247,000				13,171,418
5.360%, due 1/16/2024	9,270,000				9,207,547
5.350%, due 1/23/2024	7,676,000				7,616,516
5.361%, due 1/25/2024	49,367,000				48,968,899
5.323%, due 2/6/2024	24,798,000				24,555,741
5.305%, due 2/15/2024	9,713,000				9,605,566
5.304%, due 2/20/2024	43,783,000				43,266,289
5.382%, due 2/27/2024	30,036,000				29,651,135
TOTAL U.S. TREASURY OBLIGATIONS (Cost $252,980,665)					252,982,433

PURCHASED OPTIONS — 0.0% (b)(c)	Contracts (d)	Exercise Price	Expiration Date	Notional Amount
PUT OPTIONS — 0.0% (b)(c)
Cboe S&P 500 Index	139	$3,900.00	12/14/2023	$63,492,420	9,730
Cboe S&P 500 Index	139	3,950.00	12/14/2023	63,492,420	11,120
Cboe S&P 500 Index	139	4,000.00	12/14/2023	63,492,420	12,857
Cboe S&P 500 Index	139	4,130.00	12/14/2023	63,492,420	19,113
TOTAL PURCHASED OPTIONS (Cost $53,109)					52,820

SHORT-TERM INVESTMENTS - 9.8% (c)	Number of Shares
Money Market Funds (c)
First American Treasury Obligations Fund, Class X, 5.277% (e)	24,349,856				24,349,856
Northern U.S. Government Select Money Market Fund, 6.770% (e)	583,559				583,559
TOTAL SHORT-TERM INVESTMENTS (Cost $24,933,415)					24,933,415

TOTAL INVESTMENTS — 109.2% (Cost $277,967,189)					277,968,668
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)% (b)					(23,357,375)
NET ASSETS — 100.0%					$254,611,293

(a)The rate shown is yield to maturity.

(b)Represents less than 0.05%.

(c)All or a portion of these securities has been segregated as collateral for written option contracts. As of November 30, 2023, the aggregate fair market value of those assets was $24,986,235, representing 9.8% of net assets.

(d)Each contract equals 100 shares.

(e)7-day net yield.

The accompanying notes are an integral part of these financial statements.
5

Schedule of Investments	NEOS Enhanced Income Cash Alternative ETF
November 30, 2023 (Unaudited)

A list of the exchange traded option contracts held by the Fund at November 30, 2023, is as follows:

WRITTEN OPTIONS	Contracts (a)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
PUT OPTIONS
Cboe S&P 500 Index	(139)	$4,090.00	12/14/2023	$(15,534)	$(63,492,420)	$(16,680)
Cboe S&P 500 Index	(139)	4,180.00	12/14/2023	(20,924)	(63,492,420)	(22,588)
Cboe S&P 500 Index	(139)	4,225.00	12/14/2023	(24,600)	(63,492,420)	(26,410)
Cboe S&P 500 Index	(139)	4,275.00	12/14/2023	(30,856)	(63,492,420)	(33,360)
TOTAL WRITTEN OPTIONS				$(91,914)	$(253,969,680)	$(99,038)

(a)Each contract equals 100 shares.

The accompanying notes are an integral part of these financial statements.
6

Schedule of Investments	NEOS S&P 500® High Income ETF
November 30, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.7% (a)
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.*	22	$5,057
Boeing Co. (The)*	6,685	1,548,447
General Dynamics Corp.	2,861	706,581
Howmet Aerospace, Inc.	4,767	250,744
Huntington Ingalls Industries, Inc.	2	474
L3Harris Technologies, Inc.	1,909	364,256
Lockheed Martin Corp.	2,861	1,281,070
Northrop Grumman Corp.	1,906	905,655
RTX Corp.	19,069	1,553,742
Textron, Inc.	2,860	219,248
TransDigm Group, Inc.	10	9,629
		6,844,903
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	956	78,440
Expeditors International of Washington, Inc.	1,907	229,488
FedEx Corp.	2,861	740,513
United Parcel Service, Inc., Class B	9,534	1,445,450
		2,493,891
Automobile Components — 0.1%
Aptiv plc*^	2,862	237,088
BorgWarner, Inc.	2,861	96,387
		333,475
Automobiles — 2.0%
Ford Motor Co.	60,010	615,703
General Motors Co.	20,020	632,632
Tesla, Inc.*	34,353	8,247,468
		9,495,803
Banks — 3.2%
Bank of America Corp.	94,245	2,873,530
Citigroup, Inc.	25,743	1,186,752
Citizens Financial Group, Inc.	6,673	181,973
Comerica, Inc.	1,906	86,189
Fifth Third Bancorp	9,533	275,980
Huntington Bancshares, Inc.	20,020	225,425
JPMorgan Chase & Co.	36,404	5,681,936
KeyCorp	12,395	153,574
M&T Bank Corp.	1,908	244,549
PNC Financial Services Group, Inc. (The)	4,769	638,855
Regions Financial Corp.	12,396	206,765
Truist Financial Corp.	18,114	582,184
US Bancorp	18,114	690,506
Wells Fargo & Co.	51,432	2,293,353
Zions Bancorp N.A.	1,907	67,947
		15,389,518

Investments	Number of Shares	Value
Beverages — 1.6%
Brown-Forman Corp., Class B	1,908	$112,076
Coca-Cola Co. (The)	52,383	3,061,263
Constellation Brands, Inc., Class A	1,907	458,614
Keurig Dr. Pepper, Inc.	11,440	361,161
Molson Coors Beverage Co., Class B	1,908	117,418
Monster Beverage Corp.*	9,535	525,855
PepsiCo, Inc.	18,113	3,048,237
		7,684,624
Biotechnology — 1.9%
AbbVie, Inc.	22,883	3,258,310
Amgen, Inc.	6,675	1,799,847
Biogen, Inc.*	1,906	446,157
Gilead Sciences, Inc.	16,209	1,241,609
Incyte Corp.*	1,908	103,681
Moderna, Inc.*	3,813	296,270
Regeneron Pharmaceuticals, Inc.*	960	790,858
Vertex Pharmaceuticals, Inc.*	2,862	1,015,466
		8,952,198
Broadline Retail — 3.6%
Amazon.com, Inc.*	113,434	16,571,573
eBay, Inc.	6,676	273,783
Etsy, Inc.*	956	72,474
		16,917,830
Building Products — 0.4%
A. O. Smith Corp.	956	72,044
Allegion plc^	954	101,210
Carrier Global Corp.	11,440	594,422
Johnson Controls International plc^	8,583	453,182
Masco Corp.	2,861	173,234
Trane Technologies plc^	2,861	644,898
		2,038,990
Capital Markets — 2.7%
Ameriprise Financial, Inc.	955	337,602
Bank of New York Mellon Corp. (The)	9,534	460,683
BlackRock, Inc.	1,906	1,431,844
Cboe Global Markets, Inc.	955	173,991
Charles Schwab Corp. (The)	20,021	1,227,688
CME Group, Inc.	4,767	1,040,922
FactSet Research Systems, Inc.	8	3,628
Franklin Resources, Inc.	3,813	94,562
Goldman Sachs Group, Inc. (The)	3,822	1,305,366
Intercontinental Exchange, Inc.	7,626	868,144
Invesco Ltd.^	5,722	81,653
MarketAxess Holdings, Inc.	6	1,441
Moody’s Corp.	1,907	695,979
Morgan Stanley	18,114	1,437,165
MSCI, Inc.	954	496,891

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
7

Investments	Number of Shares	Value
COMMON STOCKS — 99.7% (Continued)
Capital Markets — 2.7% (Continued)
Nasdaq, Inc.	4,766	$266,133
Northern Trust Corp.	2,860	226,655
Raymond James Financial, Inc.	2,860	300,729
S&P Global, Inc.	3,820	1,588,470
State Street Corp.	4,767	347,133
T. Rowe Price Group, Inc.	2,861	286,472
		12,673,151
Chemicals — 1.7%
Air Products and Chemicals, Inc.	2,860	773,773
Albemarle Corp.	956	115,934
Celanese Corp.	955	132,420
CF Industries Holdings, Inc.	1,909	143,461
Corteva, Inc.	9,535	430,982
Dow, Inc.	9,533	493,333
DuPont de Nemours, Inc.	6,673	477,386
Eastman Chemical Co.	956	80,142
Ecolab, Inc.	2,861	548,540
FMC Corp.	956	51,299
International Flavors & Fragrances, Inc.	2,862	215,738
Linde plc^	6,673	2,761,087
LyondellBasell Industries N.V., Class A^	2,861	272,081
Mosaic Co. (The)	4,766	171,052
PPG Industries, Inc.	2,861	406,233
Sherwin-Williams Co. (The)	2,861	797,647
		7,871,108
Commercial Services & Supplies — 0.6%
Cintas Corp.	954	527,801
Copart, Inc.*	11,442	574,617
Republic Services, Inc.	2,860	462,863
Rollins, Inc.	2,861	116,557
Veralto Corp.*	2,860	220,935
Waste Management, Inc.	4,767	815,109
		2,717,882
Communications Equipment — 0.8%
Arista Networks, Inc.*	2,861	628,590
Cisco Systems, Inc.	51,495	2,491,328
F5, Inc.*	953	163,144
Juniper Networks, Inc.	3,815	108,537
Motorola Solutions, Inc.	1,908	616,036
		4,007,635
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,906	358,919

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	953	442,754
Vulcan Materials Co.	1,906	407,046
		849,800

Investments	Number of Shares	Value
Consumer Finance — 0.5%
American Express Co.	8,580	$1,465,207
Capital One Financial Corp.	4,769	532,506
Discover Financial Services	3,813	354,609
Synchrony Financial	5,723	185,196
		2,537,518
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	5,722	3,391,658
Dollar General Corp.	2,860	375,003
Dollar Tree, Inc.*	2,860	353,468
Kroger Co. (The)	8,582	379,925
Sysco Corp.	6,675	481,735
Target Corp.	5,722	765,661
Walgreens Boots Alliance, Inc.	9,534	190,108
Walmart, Inc.	19,067	2,968,541
		8,906,099
Containers & Packaging — 0.2%
Amcor plc^	20,021	189,799
Avery Dennison Corp.	953	185,358
Ball Corp.	3,815	210,931
International Paper Co.	4,766	176,056
Packaging Corp. of America	954	160,282
Sealed Air Corp.	1,906	63,622
Westrock Co.	2,862	117,829
		1,103,877
Distributors — 0.1%
Genuine Parts Co.	1,906	253,079
LKQ Corp.	2,861	127,400
Pool Corp.	7	2,431
		382,910
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	102,773	1,702,949
Verizon Communications, Inc.	57,150	2,190,559
		3,893,508
Electric Utilities — 1.6%
Alliant Energy Corp.	2,861	144,681
American Electric Power Co., Inc.	6,674	530,917
Constellation Energy Corp.	3,815	461,768
Duke Energy Corp.	9,536	879,982
Edison International	4,768	319,408
Entergy Corp.	2,860	290,033
Evergy, Inc.	2,861	146,025
Eversource Energy	4,766	283,148
Exelon Corp.	12,396	477,370
FirstEnergy Corp.	6,675	246,574
NextEra Energy, Inc.	26,694	1,561,866
NRG Energy, Inc.	2,861	136,870
PG&E Corp.	20,974	360,123

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
8

Investments	Number of Shares	Value
COMMON STOCKS — 99.7% (Continued)
Electric Utilities — 1.6% (Continued)
Pinnacle West Capital Corp.	955	$71,568
PPL Corp.	9,534	249,028
Southern Co. (The)	14,301	1,015,085
Xcel Energy, Inc.	6,676	406,168
		7,580,614
Electrical Equipment — 0.5%
AMETEK, Inc.	2,861	444,113
Eaton Corp. plc^	4,768	1,085,626
Emerson Electric Co.	7,627	678,040
Generac Holdings, Inc.*	953	111,568
Rockwell Automation, Inc.	956	263,321
		2,582,668
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	7,628	694,072
CDW Corp.	1,906	401,937
Corning, Inc.	10,486	298,746
Keysight Technologies, Inc.*	1,908	259,278
TE Connectivity Ltd.^	3,816	499,896
Teledyne Technologies, Inc.	9	3,627
Trimble, Inc.*	3,813	176,923
Zebra Technologies Corp., Class A*	11	2,607
		2,337,086
Energy Equipment & Services — 0.4%
Baker Hughes Co.	12,395	418,331
Halliburton Co.	10,489	388,408
Schlumberger N.V.^	18,113	942,600
		1,749,339
Entertainment — 1.3%
Electronic Arts, Inc.	2,862	394,985
Live Nation Entertainment, Inc.*	1,906	160,523
Netflix, Inc.*	5,722	2,712,056
Take-Two Interactive Software, Inc.*	1,907	301,688
Walt Disney Co. (The)*	25,741	2,385,933
Warner Bros. Discovery, Inc.*	35,274	368,613
		6,323,798
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B*	22,083	7,949,880
Fidelity National Information Services, Inc.	7,628	447,306
Fiserv, Inc.*	8,580	1,120,634
FleetCor Technologies, Inc.*	953	229,196
Global Payments, Inc.	3,813	443,986
Jack Henry & Associates, Inc.	953	151,232
Mastercard, Inc., Class A	10,528	4,356,802
PayPal Holdings, Inc.*	15,255	878,840
Visa, Inc., Class A	20,191	5,182,626
		20,760,502

Investments	Number of Shares	Value
Food Products — 0.9%
Archer-Daniels-Midland Co.	6,675	$492,148
Bunge Global SA^	783	86,028
Campbell Soup Co.	1,909	76,704
Conagra Brands, Inc.	5,722	161,875
General Mills, Inc.	7,626	485,471
Hershey Co. (The)	1,906	358,175
Hormel Foods Corp.	3,813	116,640
J.M. Smucker Co. (The)	955	104,792
Kellogg Co.	2,861	150,317
Kraft Heinz Co. (The)	10,486	368,163
Lamb Weston Holdings, Inc.	1,906	190,657
McCormick & Co., Inc.	2,861	185,479
Mondelez International, Inc., Class A	18,113	1,287,110
Tyson Foods, Inc., Class A	3,814	178,648
		4,242,207
Gas Utilities — 0.1%
Atmos Energy Corp.	1,906	216,922

Ground Transportation — 0.8%
CSX Corp.	27,649	893,063
JB Hunt Transport Services, Inc.	954	176,747
Norfolk Southern Corp.	2,861	624,156
Old Dominion Freight Line, Inc.	954	371,163
Union Pacific Corp.	7,629	1,718,585
		3,783,714
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	22,882	2,386,364
Align Technology, Inc.*	953	203,751
Baxter International, Inc.	6,674	240,798
Becton Dickinson and Co.	3,813	900,554
Boston Scientific Corp.	19,067	1,065,655
Cooper Co., Inc. (The)	9	3,032
Dentsply Sirona, Inc.	2,860	90,805
Dexcom, Inc.*	4,768	550,799
Edwards Lifesciences Corp.*	7,629	516,560
GE HealthCare Technologies, Inc.	4,767	326,349
Hologic, Inc.*	2,861	203,989
IDEXX Laboratories, Inc*	954	444,392
Insulet Corp.*	953	180,203
Intuitive Surgical, Inc.*	4,766	1,481,464
Medtronic plc^	17,163	1,360,511
ResMed, Inc.	1,906	300,633
STERIS plc^	955	191,898
Stryker Corp.	3,837	1,137,018
Teleflex, Inc.	3	677
Zimmer Biomet Holdings, Inc.	2,860	332,647
		11,918,099

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
9

Investments	Number of Shares	Value
COMMON STOCKS — 99.7% (Continued)
Health Care Providers & Services — 2.9%
Cardinal Health, Inc.	2,861	$306,356
Cencora, Inc.	1,907	387,827
Centene Corp.*	7,627	561,957
Cigna Corp.	3,814	1,002,624
CVS Health Corp.	18,115	1,230,914
DaVita, Inc.*	3	304
Elevance Health, Inc.	2,861	1,371,821
HCA Healthcare, Inc.	2,860	716,373
Henry Schein, Inc.*	956	63,794
Humana, Inc.	962	466,435
Laboratory Corp. of America Holdings	954	206,932
McKesson Corp.	1,906	896,887
Molina Healthcare, Inc.*	12	4,387
Quest Diagnostics, Inc.	955	131,055
UnitedHealth Group, Inc.	11,567	6,396,204
Universal Health Services, Inc., Class B	3	413
		13,744,283
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	6,675	115,611
Ventas, Inc.	4,769	218,611
Welltower, Inc.	5,723	509,919
		844,141
Hotel & Resort REITs — 0.0% (b)
Host Hotels & Resorts, Inc.	9,535	166,576

Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.*	20	62,514
Caesars Entertainment, Inc.*	2,861	127,944
Carnival Corp.*^	14,301	215,373
Chipotle Mexican Grill, Inc.*	5	11,011
Darden Restaurants, Inc.	956	149,585
Domino’s Pizza, Inc.	2	786
Expedia Group, Inc.*	1,907	259,695
Hilton Worldwide Holdings, Inc.	3,813	638,754
Las Vegas Sands Corp.	3,816	175,994
Marriott International, Inc., Class A	3,813	772,895
McDonald’s Corp.	9,535	2,687,345
MGM Resorts International	3,816	150,503
Norwegian Cruise Line Holdings Ltd.*^	5,722	87,375
Royal Caribbean Cruises Ltd.*^	2,861	307,443
Starbucks Corp.	15,254	1,514,722
Wynn Resorts Ltd.	955	80,621
Yum! Brands, Inc.	3,813	478,722
		7,721,282

Investments	Number of Shares	Value
Household Durables — 0.3%
DR Horton, Inc.	3,814	$486,933
Garmin Ltd.^	1,907	233,112
Lennar Corp., Class A	2,861	365,979
Mohawk Industries, Inc.*	3	265
Newell Brands, Inc.	4,768	36,380
NVR, Inc.*	1	6,155
PulteGroup, Inc.	2,860	252,881
Whirlpool Corp.	3	327
		1,382,032
Household Products — 1.3%
Church & Dwight Co., Inc.	2,861	276,458
Clorox Co. (The)	956	137,043
Colgate-Palmolive Co.	10,488	826,140
Kimberly-Clark Corp.	3,816	472,154
Procter & Gamble Co. (The)	30,510	4,683,895
		6,395,690
Independent Power and Renewable Electricity Producers — 0.0% (b)
AES Corp. (The)	8,582	147,696

Industrial Conglomerates — 0.9%
3M Co.	6,676	661,391
General Electric Co.	14,303	1,742,105
Honeywell International, Inc.	8,581	1,681,190
		4,084,686
Industrial REITs — 0.3%
Prologis, Inc.	12,394	1,424,442

Insurance — 2.2%
Aflac, Inc.	7,626	630,746
Allstate Corp. (The)	2,861	394,446
American International Group, Inc.*	9,535	627,498
Aon plc, Class A^	2,860	939,481
Arch Capital Group Ltd.*^	4,766	398,867
Arthur J Gallagher & Co.	2,860	712,140
Assurant, Inc.	3	504
Brown & Brown, Inc.	2,861	213,831
Chubb Ltd.^	4,769	1,094,152
Cincinnati Financial Corp.	1,907	196,021
Everest Group Ltd.^	7	2,874
Globe Life, Inc.	954	117,466
Hartford Financial Services Group, Inc. (The)	3,815	298,180
Lincoln National Corp.	1,907	45,348
Loews Corp.	1,909	134,184
Marsh & McLennan Cos., Inc.	6,674	1,330,929
MetLife, Inc.	8,581	546,009

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
10

Investments	Number of Shares	Value
COMMON STOCKS — 99.7% (Continued)
Insurance — 2.2% (Continued)
Principal Financial Group, Inc.	2,861	$211,228
Progressive Corp. (The)	7,627	1,251,057
Prudential Financial, Inc.	4,767	466,117
Travelers Co., Inc. (The)	2,861	516,754
W. R. Berkley Corp.	2,860	207,493
Willis Towers Watson plc^	955	235,217
		10,570,542
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A*	75,356	9,986,931
Alphabet, Inc., Class C*	64,815	8,680,025
Match Group, Inc.*	3,813	123,465
Meta Platforms, Inc., Class A*	27,735	9,073,505
		27,863,926
IT Services — 1.3%
Accenture plc, Class A^	8,583	2,859,341
Akamai Technologies, Inc.*	1,907	220,316
Cognizant Technology Solutions Corp., Class A	6,675	469,786
EPAM Systems, Inc.*	11	2,840
Gartner, Inc.*	953	414,402
International Business Machines Corp.	12,394	1,965,193
VeriSign, Inc.*	954	202,439
		6,134,317
Leisure Products — 0.0% (b)
Hasbro, Inc.	1,906	88,457

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	3,814	487,429
Bio-Rad Laboratories, Inc., Class A*	1	305
Bio-Techne Corp.	1,907	119,950
Charles River Laboratories International, Inc.*	3	591
Danaher Corp.	8,582	1,916,447
Illumina, Inc.*	1,907	194,419
IQVIA Holdings, Inc.*	1,909	408,717
Mettler-Toledo International, Inc.*	4	4,368
Revvity, Inc.	956	84,988
Thermo Fisher Scientific, Inc.	4,772	2,365,767
Waters Corp.*	10	2,806
West Pharmaceutical Services, Inc.	953	334,274
		5,920,061
Machinery — 1.6%
Caterpillar, Inc.	6,673	1,673,055
Cummins, Inc.	1,906	427,249
Deere & Co.	2,869	1,045,492

Investments	Number of Shares	Value
Machinery — 1.6% (Continued)
Dover Corp.	1,906	$269,051
Fortive Corp.	4,766	328,759
IDEX Corp.	953	192,201
Illinois Tool Works, Inc.	3,813	923,547
Ingersoll Rand, Inc.	4,769	340,650
Nordson Corp.	3	706
Otis Worldwide Corp.	4,769	409,132
PACCAR, Inc.	6,675	612,898
Parker-Hannifin Corp.	964	417,586
Pentair plc^	1,907	123,078
Snap-on, Inc.	11	3,022
Stanley Black & Decker, Inc.	1,907	173,346
Westinghouse Air Brake Technologies Corp.	1,908	222,396
Xylem, Inc.	1,908	200,588
		7,362,756
Media — 0.7%
Charter Communications, Inc., Class A*	956	382,524
Comcast Corp., Class A	52,602	2,203,498
Fox Corp., Class A	3,815	112,695
Fox Corp., Class B	1,906	52,720
Interpublic Group of Cos., Inc. (The)	4,768	146,568
News Corp., Class A	4,768	105,087
News Corp., Class B	956	22,026
Omnicom Group, Inc.	1,909	153,923
Paramount Global, Class B	7,626	109,586
		3,288,627
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	19,068	711,618
Newmont Corp.	10,486	421,432
Nucor Corp.	3,813	648,095
Steel Dynamics, Inc.	1,913	227,896
		2,009,041
Multi-Utilities — 0.7%
Ameren Corp.	2,862	222,063
CenterPoint Energy, Inc.	7,629	215,672
CMS Energy Corp.	3,813	216,426
Consolidated Edison, Inc.	4,766	429,464
Dominion Energy, Inc.	10,488	475,526
DTE Energy Co.	1,909	198,746
NiSource, Inc.	4,769	122,277
Public Service Enterprise Group, Inc.	6,673	416,595
Sempra	7,630	555,998
WEC Energy Group, Inc.	3,815	319,010
		3,171,777

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
11

Investments	Number of Shares	Value
COMMON STOCKS — 99.7% (Continued)
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	1,907	$208,626
Boston Properties, Inc.	1,906	108,508
		317,134
Oil, Gas & Consumable Fuels — 3.9%
APA Corp.	3,815	137,340
Chevron Corp.	23,834	3,422,562
ConocoPhillips	16,207	1,873,043
Coterra Energy, Inc.	10,486	275,258
Devon Energy Corp.	8,581	385,888
Diamondback Energy, Inc.	1,908	294,614
EOG Resources, Inc.	7,626	938,532
EQT Corp.	4,766	190,449
Exxon Mobil Corp.	51,414	5,282,274
Hess Corp.	2,862	402,283
Kinder Morgan, Inc.	25,741	452,269
Marathon Oil Corp.	7,629	194,006
Marathon Petroleum Corp.	5,722	853,665
Occidental Petroleum Corp.	9,534	563,936
Oneok, Inc.	5,721	393,891
Phillips 66	5,722	737,509
Pioneer Natural Resources Co.	2,861	662,722
Targa Resources Corp.	2,861	258,777
Valero Energy Corp.	4,767	597,591
Williams Co., Inc. (The)	16,207	596,256
		18,512,865
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	956	36,147
American Airlines Group, Inc.*	9,533	118,495
Delta Air Lines, Inc.	8,581	316,896
Southwest Airlines Co.	7,628	195,048
United Airlines Holdings, Inc.*	4,767	187,820
		854,406
Personal Care Products — 0.1%
Estee Lauder Co., Inc., Class A (The)	2,861	365,321

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	29,555	1,459,426
Catalent, Inc.*	1,908	74,126
Eli Lilly & Co.	9,700	5,733,088
Johnson & Johnson	32,604	5,042,535
Merck & Company, Inc.	33,372	3,419,962
Organon & Co.	2,861	32,386
Pfizer, Inc.	76,129	2,319,651
Viatris, Inc.	15,256	140,050
Zoetis, Inc.	5,723	1,011,082
		19,232,306

Investments	Number of Shares	Value
Professional Services — 0.7%
Automatic Data Processing, Inc.	5,720	$1,315,142
Broadridge Financial Solutions, Inc.	956	185,292
Ceridian HCM Holding, Inc.*	1,907	131,392
Equifax, Inc.	956	208,131
Jacobs Solutions, Inc.	956	121,584
Leidos Holdings, Inc.	1,906	204,552
Paychex, Inc.	3,816	465,438
Paycom Software, Inc.	9	1,635
Robert Half International, Inc.	955	78,291
Verisk Analytics, Inc.	1,907	460,407
		3,171,864
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	3,815	301,232
CoStar Group, Inc.*	4,769	396,018
		697,250
Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,906	329,624
Camden Property Trust	955	86,198
Equity Residential	4,766	270,899
Essex Property Trust, Inc.	953	203,427
Invitation Homes, Inc.	7,627	254,437
Mid-America Apartment Communities, Inc.	956	119,003
UDR, Inc.	3,815	127,421
		1,391,009
Retail REITs — 0.3%
Federal Realty Investment Trust	953	91,097
Kimco Realty Corp.	7,629	147,392
Realty Income Corp.	7,629	411,661
Regency Centers Corp.	1,907	119,722
Simon Property Group, Inc.	3,815	476,455
		1,246,327
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.*	20,153	2,441,737
Analog Devices, Inc.	6,674	1,223,878
Applied Materials, Inc.	11,441	1,713,633
Broadcom, Inc.	4,777	4,422,212
Enphase Energy, Inc.*	1,906	192,544
First Solar, Inc.*	954	150,522
Intel Corp.	58,104	2,597,249
KLA Corp.	1,906	1,038,046
Lam Research Corp.	1,906	1,364,544
Microchip Technology, Inc.	7,627	636,397
Micron Technology, Inc.	15,253	1,161,058
Monolithic Power Systems, Inc.	8	4,390
NVIDIA Corp.	31,476	14,721,325
NXP Semiconductors N.V.^	2,862	584,077

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
12

Investments	Number of Shares	Value
COMMON STOCKS — 99.7% (Continued)
Semiconductors & Semiconductor Equipment — 7.8% (Continued)
ON Semiconductor Corp.*	5,722	$408,150
Qorvo, Inc.*	955	92,157
QUALCOMM, Inc.	15,255	1,968,658
Skyworks Solutions, Inc.	1,907	184,846
SolarEdge Technologies, Inc.*	10	794
Teradyne, Inc.	1,907	175,883
Texas Instruments, Inc.	12,393	1,892,535
		36,974,635
Software — 11.2%
Adobe, Inc.*	5,722	3,496,199
Ansys, Inc.*	954	279,866
Autodesk, Inc.*	2,860	624,710
Cadence Design Systems, Inc.*	2,870	784,285
Fair Isaac Corp.*	4	4,350
Fortinet, Inc.*	8,582	451,070
Gen Digital, Inc.	7,628	168,426
Intuit, Inc.	3,813	2,178,977
Microsoft Corp.	93,411	35,394,362
Oracle Corp.	20,021	2,326,640
Palo Alto Networks, Inc.*	2,948	869,925
PTC, Inc.*	955	150,279
Roper Technologies, Inc.	960	516,720
Salesforce, Inc.*	13,348	3,362,361
ServiceNow, Inc.*	1,917	1,314,564
Synopsys, Inc.*	1,907	1,035,940
Tyler Technologies, Inc.*	8	3,271
		52,961,945
Specialized REITs — 1.1%
American Tower Corp.	5,722	1,194,639
Crown Castle, Inc.	5,721	670,959
Digital Realty Trust, Inc.	3,814	529,307
Equinix, Inc.	957	779,965
Extra Space Storage, Inc.	1,906	248,104
Iron Mountain, Inc.	3,814	244,668
Public Storage	1,907	493,455
SBA Communications Corp.	955	235,847
VICI Properties, Inc.	12,395	370,487
Weyerhaeuser Co.	9,535	298,922
		5,066,353
Specialty Retail — 1.7%
Advance Auto Parts, Inc.	3	152
AutoZone, Inc.*	3	7,830
Bath & Body Works, Inc.	2,861	93,326
Best Buy Co., Inc.	1,909	135,424
CarMax, Inc.*	1,908	121,997

Investments	Number of Shares	Value
Specialty Retail — 1.7% (Continued)
Home Depot, Inc. (The)	13,348	$4,184,465
Lowe’s Cos., Inc.	7,628	1,516,675
O’Reilly Automotive, Inc.*	12	11,789
Ross Stores, Inc.	3,816	497,530
TJX Cos., Inc. (The)	15,253	1,343,942
Tractor Supply Co.	955	193,875
Ulta Beauty, Inc.*	10	4,260
		8,111,265
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	186,577	35,440,301
Hewlett Packard Enterprise Co.	17,162	290,209
HP, Inc.	12,394	363,640
NetApp, Inc.	2,861	261,467
Seagate Technology Holdings plc^	1,909	151,002
Western Digital Corp.*	4,766	230,246
		36,736,865
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	17,163	1,892,564
Ralph Lauren Corp.	2	259
Tapestry, Inc.	2,861	90,608
VF Corp.	4,766	79,735
		2,063,166
Tobacco — 0.6%
Altria Group, Inc.	22,883	962,001
Philip Morris International, Inc.	20,022	1,869,254
		2,831,255
Trading Companies & Distributors — 0.2%
Fastenal Co.	7,628	457,451
United Rentals, Inc.	953	453,647
WW Grainger, Inc.	8	6,290
		917,388
Water Utilities — 0.1%
American Water Works Co., Inc.	1,908	251,551

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	7,626	1,147,333

TOTAL COMMON STOCKS (Cost $453,333,139)		472,119,158

CONTINGENT VALUE RIGHTS — 0.00% (b)(c)(d)
Abiomed, Inc.*	2	—
TOTAL CONTINGENT VALUE RIGHTS (Cost $ –)		—

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
13

Investments	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Money Market Fund
First American Treasury Obligations Fund, Class X, 5.277% (e)		$1,597,766
TOTAL SHORT-TERM INVESTMENTS (Cost $1,597,766)		1,597,766

TOTAL INVESTMENTS — 100.1% (Cost $454,930,905)		473,716,924
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(278,706)
NET ASSETS — 100.0%		$473,438,218

*Non-income producing security.

^Foreign security.

(a)All or a portion of these securities has been segregated as collateral for written option contracts. As of November 30, 2023, the aggregate fair value of those securities was $472,119,158, representing 99.7% of net assets.

(b)Represents less than 0.05%.

(c)Illiquid security.

(d)Security fair valued by the Valuation Designee in good faith in accordance with the policies adopted by the Board of Trustees.

(e)7-day net yield.

plcPublic Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

A list of the exchange traded option contracts held by the Fund at November 30, 2023, is as follows:

WRITTEN OPTIONS	Contracts (f)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
Cboe S&P 500 Index	(460)	$4,630.00	1/19/2024	$(2,522,670)	$(210,118,800)	$(2,543,80)
Cboe S&P 500 Index	(460)	4,675.00	1/19/2024	(1,662,369)	(210,118,800)	(1,683,600)
TOTAL WRITTEN OPTIONS				$(4,185,039)	$(420,237,600)	$(4,227,400)

(f)Each contract equals 100 shares.

The accompanying notes are an integral part of these financial statements.
14

Schedule of Investments	NEOS Enhanced Income Aggregate Bond ETF
November 30, 2023 (Unaudited)

Investments	Number of Shares				Value
EXCHANGE TRADED FUNDS — 99.9% (a)
iShares Core U.S. Aggregate Bond ETF	24,280				$2,337,193
Vanguard Total Bond Market ETF	32,810				2,343,618
TOTAL EXCHANGE TRADED FUNDS (Cost $4,775,070)					4,680,811

PURCHASED OPTIONS — 0.0% (b)(c)	Contracts (d)	Exercise Price	Expiration Date	Notional Amount
PUT OPTIONS — 0.0% (b)(c)
Cboe S&P 500 Index	4	$4,050.00	12/14/2023	$1,827,120	430
Cboe S&P 500 Index	3	4,100.00	12/14/2023	1,370,340	375
Cboe S&P 500 Index	3	4,140.00	12/14/2023	1,370,340	428
TOTAL PURCHASED OPTIONS (Cost $1,201)					1,233

SHORT-TERM INVESTMENTS — 0.2% (c)	Number of Shares
Money Market Fund (c)
First American Treasury Obligations Fund, Class X, 5.277% (e)	8,744				8,744
TOTAL SHORT-TERM INVESTMENTS (Cost $8,744)					8,744

TOTAL INVESTMENTS — 100.1% (Cost $4,785,015)					4,690,788
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%					(3,286)
NET ASSETS — 100.0%					$4,687,502

(a)Fair value of each security within this investment classification exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

(b)Represents less than 0.05%.

(c)All or a portion of these securities has been segregated as collateral for written option contracts. As of November 30, 2023, the aggregate fair market value of those assets was $9,977, representing 0.2% of net assets.

(d)Each contract equals 100 shares.

(e)7-day net yield.

ETF - Exchange Traded Fund

A list of the exchange traded option contracts held by the Fund at November 30, 2023, is as follows:

WRITTEN OPTIONS	Contracts (d)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
PUT OPTIONS
Cboe S&P 500 Index	(4)	$4,220.00	12/14/2023	$(708)	$(1,827,120)	$(740)
Cboe S&P 500 Index	(3)	4,270.00	12/14/2023	(663)	(1,370,340)	(698)
Cboe S&P 500 Index	(3)	4,310.00	12/14/2023	(822)	(1,370,340)	(870)
TOTAL WRITTEN OPTIONS				$(2,193)	$(4,567,800)	$(2,308)

Statements of Assets and Liabilities	NEOS ETF Trust
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
15

	NEOS Enhanced Income Cash Alternative ETF	NEOS S&P 500® High Income ETF	NEOS Enhanced Income Aggregate Bond ETF
ASSETS:
Investments in securities, at value(1) (See Note 2)	$253,035,253	$472,119,158	$4,682,044
Investments in money market funds, at value(2) (See Note 2)	24,933,415	1,597,766	8,744
Total investments, at value(3) (See Note 2)	277,968,668	473,716,924	4,690,788
Cash	—	91	—
Receivables:
Capital shares sold	—	—	2,465
Investment securities sold	104,831	27,302,574	—
Dividends and interest	18,969	794,767	92
Foreign tax reclaims	—	685	—
Total Assets	278,092,468	501,815,041	4,693,345

LIABILITIES:
Written option contracts, at value(4) (See Note 2)	99,038	4,227,400	2,308
Payables:
Investment securities purchased	23,308,303	23,913,330	1,631
Investment management fees	73,686	236,093	1,904
Due to broker for option contracts	148	—	—
Total Liabilities	23,481,175	28,376,823	5,843
NET ASSETS	$254,611,293	$473,438,218	$4,687,502

NET ASSETS CONSIST OF:
Paid-in capital	$254,623,590	$471,651,819	$4,792,079
Distributable earnings (accumulated loss)	(12,297)	1,786,399	(104,577)
NET ASSETS	$254,611,293	$473,438,218	$4,687,502

Shares issued and outstanding, $0 par value, unlimited shares authorized	5,100,000	9,960,000	100,000

Net Asset Value, Per Share	$49.92	$47.53	$46.88

(1) Investments in securities, at identified cost	$253,033,774	$453,333,139	$4,776,271
(2) Investments in money market funds, at identified cost	24,933,415	1,597,766	8,744
(3) Total investments, at identified cost	$277,967,189	$454,930,905	$4,785,015
(4) Written option contracts, at identified premium received	$91,914	$4,185,039	$2,193

The accompanying notes are an integral part of these financial statements.
16

Statements of Operations	NEOS ETF Trust
For the Six Months Ended November 30, 2023 (Unaudited)

	NEOS Enhanced Income Cash Alternative ETF	NEOS S&P 500® High Income ETF	NEOS Enhanced Income Aggregate Bond ETF
INVESTMENT INCOME:
Dividends	$—	$2,307,148	$57,304
Interest	4,154,786	72,703	753
Foreign withholding tax on dividends	—	(355)	—
Total investment income	4,154,786	2,379,496	58,057

EXPENSES:
Investment management fees (See Note 3)	293,873	880,802	10,729
Total expenses before adjustments	293,873	880,802	10,729
Less: waivers by Adviser (Note 3)	—	—	(551)
Total expenses after adjustments	293,873	880,802	10,178
Net Investment Income	3,860,913	1,498,694	47,879

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(830,776)	(1,687,598)	(23,886)
Written option contracts expired or closed	1,617,277	(12,580,358)	44,340
In-kind redemptions	—	721,771	—
Net realized gain (loss)	786,501	(13,546,185)	20,454
Change in net unrealized appreciation (depreciation) on:
Investments in securities	26,421	18,240,248	(66,014)
Written option contracts	(37,940)	(48,709)	(1,103)
Change in net unrealized appreciation (depreciation)	(11,519)	18,191,539	(67,117)
Net realized and unrealized gain (loss)	774,982	4,645,354	(46,663)
Net increase in net assets resulting from operations	$4,635,895	$6,144,048	$1,216

Statement of Changes in Net Assets	NEOS Enhanced Income Cash Alternative ETF

The accompanying notes are an integral part of these financial statements.
17

	For the Six Months Ended November 30, 2023 (Unaudited)	August 30, 2022(a) to May 31, 2023
OPERATIONS:
Net investment income	$3,860,913	$644,812
Net realized gain	786,501	290,414
Net change in unrealized appreciation (depreciation)	(11,519)	5,874
Net increase in net assets resulting from operations	4,635,895	941,100

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,637,813)	(951,625)
Distributions from tax return of capital	(417,079)	(29,184)
Total distributions	(5,054,892)	(980,809)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	194,995,702	101,652,426
Cost of shares redeemed	(40,074,790)	(1,503,339)
Net increase from capital transactions	154,920,912	100,149,087
Total increase in net assets	154,501,915	100,109,378

NET ASSETS:
Beginning of period	100,109,378	—
End of period	$254,611,293	$100,109,378

SHARE TRANSACTIONS:
Beginning of period	2,000,000	—
Shares issued	3,900,000	2,030,000
Shares redeemed	(800,000)	(30,000)
Shares Outstanding, End of Period	5,100,000	2,000,000

(a)Commencement of operations.

The accompanying notes are an integral part of these financial statements.
18

Statement of Changes in Net Assets	NEOS S&P 500® High Income ETF

	For the Six Months Ended November 30, 2023 (Unaudited)	August 30, 2022(a) to May 31, 2023
OPERATIONS:
Net investment income	$1,498,694	$45,704
Net realized gain (loss)	(13,546,185)	70,319
Net change in unrealized appreciation (depreciation)	18,191,539	552,119
Net increase in net assets resulting from operations	6,144,048	668,142

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,836,846)	(188,945)
Distributions from tax return of capital	(12,459,370)	(246,419)
Total distributions	(17,296,216)	(435,364)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	464,785,780	26,285,280
Cost of shares redeemed	(5,757,944)	(955,508)
Net increase from capital transactions	459,027,836	25,329,772
Total increase in net assets	447,875,668	25,562,550

NET ASSETS:
Beginning of period	25,562,550	—
End of period	$473,438,218	$25,562,550

SHARE TRANSACTIONS:
Beginning of period	530,000	—
Shares issued	9,550,000	550,000
Shares redeemed	(120,000)	(20,000)
Shares Outstanding, End of Period	9,960,000	530,000

(a)Commencement of operations.

Statement of Changes in Net Assets	NEOS Enhanced Income Aggregate Bond ETF

The accompanying notes are an integral part of these financial statements.
19

	For the Six Months Ended November 30, 2023 (Unaudited)	August 30, 2022(a) to May 31, 2023
OPERATIONS:
Net investment income	$47,879	$16,864
Net realized gain	20,454	16,541
Net change in unrealized appreciation (depreciation)	(67,117)	(27,225)
Net increase in net assets resulting from operations	1,216	6,180

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(77,947)	(34,026)
Distributions from tax return of capital	(24,047)	(9,004)
Total distributions	(101,994)	(43,030)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,855,357	1,969,773
Cost of shares redeemed	—	—
Net increase from capital transactions	2,855,357	1,969,773
Total increase in net assets	2,754,579	1,932,923

NET ASSETS:
Beginning of period	1,932,923	—
End of period	$4,687,502	$1,932,923

SHARE TRANSACTIONS:
Beginning of period	40,000	—
Shares issued	60,000	40,000
Shares redeemed	—	—
Shares Outstanding, End of Period	100,000	40,000

(a)Commencement of operations.

Financial Highlights	NEOS Enhanced Income Cash Alternative ETF
For a share outstanding throughout the periods presented

The accompanying notes are an integral part of these financial statements.
20

	For the Six Months Ended November 30, 2023 (Unaudited)	August 30, 2022(a) to May 31, 2023
Net asset value, beginning of period	$50.05	$50.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.25	1.73
Net realized and unrealized gain	0.21	0.32
Total from investment operations	1.46	2.05

LESS DISTRIBUTIONS:
From net investment income	(1.46)	(1.31)
From net realized capital gains	—	(0.63)
From tax return of capital	(0.13)	(0.06)
Total distributions	(1.59)	(2.00)

Net asset value, end of period	$49.92	$50.05

TOTAL RETURNS:
Net Asset Value(c)	2.96% *	4.18% *
Market Value(d)	2.98% *	4.22% *

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$254.6	$100.1
Ratio of expenses to average net assets:
Expenses(f)	0.38%	0.38%
Net investment income(f)	4.99%	4.58%

Portfolio turnover rate(e)	0%	0%

(a)Commencement of operations.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate is not annualized and excludes in-kind transactions and short-term options.

(f)For periods of less than one year, these ratios are annualized.

*Not Annualized.

The accompanying notes are an integral part of these financial statements.
21

Financial Highlights	NEOS S&P 500® High Income ETF
For a share outstanding throughout the periods presented

	For the Six Months Ended November 30, 2023 (Unaudited)	August 30, 2022(a) to May 31, 2023
Net asset value, beginning of period	$48.23	$49.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.28	0.49
Net realized and unrealized gain	1.94	2.34
Total from investment operations	2.22	2.83

LESS DISTRIBUTIONS:
From net investment income	(0.70)	(0.44)
From net realized capital gains	(0.12)	(1.40)
From tax return of capital	(2.10)	(2.43)
Total distributions	(2.92)	(4.27)

Net asset value, end of period	$47.53	$48.23

TOTAL RETURNS:
Net Asset Value(c)	4.60% *	6.31% *
Market Value(d)	4.61% *	6.47% *

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$473.4	$25.6
Ratio of expenses to average net assets:
Expenses(f)	0.68%	0.68%
Net investment income(f)	1.16%	1.37%

Portfolio turnover rate(e)	6%	21%

(a)Commencement of operations.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate is not annualized and excludes in-kind transactions and short-term options.

(f)For periods of less than one year, these ratios are annualized.

*Not Annualized.

Financial Highlights	NEOS Enhanced Income Aggregate Bond ETF
For a share outstanding throughout the periods presented

The accompanying notes are an integral part of these financial statements.
22

	For the Six Months Ended November 30, 2023 (Unaudited)	August 30, 2022(a) to May 31, 2023
Net asset value, beginning of period	$48.32	$49.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.61	0.78
Net realized and unrealized gain (loss)	(0.80)	(0.40)
Total from investment operations	(0.19)	0.38

LESS DISTRIBUTIONS:
From net investment income	(0.95)	(0.72)
From net realized capital gains	—	(0.73)
From tax return of capital	(0.30)	(0.38)
Total distributions	(1.25)	(1.83)

Net asset value, end of period	$46.88	$48.32

TOTAL RETURNS:
Net Asset Value(c)	-0.37% *	0.85% *
Market Value(d)	-0.42% *	0.96% *

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$4.7	$1.9
Ratio of expenses to average net assets:
Expenses, before waivers(f)	0.58% †	0.58% †
Expenses, after waivers(f)	0.55% †	0.55% †
Net investment income, before waivers(f)	2.56%	2.11%
Net investment income, after waivers(f)	2.59%	2.14%

Portfolio turnover rate(e)	0%	0%

(a)Commencement of operations.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate is not annualized and excludes in-kind transactions and short-term options.

(f)For periods of less than one year, these ratios are annualized.

*Not Annualized.

†The Fund indirectly bears its proportionate share of Acquired Fund Fees and Expenses (“AFFE”) which are the indirect costs of investing in other investment companies. The Adviser has contractually agreed to waive its management fee charged to the Fund through September 28, 2024 to the extent of the amount of any AFFE incurred by the Fund. The annualized expense ratio of 0.55% does not reflect the AFFE of the funds in which it invests. If the ratio had included these AFFE, the annualized expense ratio would have been 0.58%.

Notes to the Financial Statements	NEOS ETF Trust
November 30, 2023 (Unaudited)

23

NOTE 1 – ORGANIZATION

The NEOS ETF Trust (the “Trust”), formally the SHP ETF Trust, was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eleven operational exchange-traded funds (“ETFs”), three of which are presented herein, NEOS Enhanced Income Cash Alternative ETF (the “NEOS Cash Alternative ETF”), NEOS S&P 500® High Income ETF (the “NEOS S&P 500® ETF”) and NEOS Enhanced Income Aggregate Bond ETF (the “NEOS Aggregate Bond ETF”), (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a diversified series of the Trust. The investment objective of the NEOS Cash Alternative ETF and the NEOS Aggregate Bond ETF is to seek to generate monthly income in a tax efficient manner and the investment objective of the NEOS S&P 500® ETF is to seek to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.

NEOS Investment Management, LLC (the “Adviser”) is the investment adviser to each Fund.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

Options traded on an exchange are generally valued at the 4:00 p.m., Eastern Time bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 p.m. bid/ask mean price is not available, then options shall be valued at the 4:15 p.m. Eastern Time bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

24

of such security. As of November 30, 2023, there was one security within the NEOS S&P 500® ETF that was internally fair valued and/or valued using a Level 3 valuation. Refer to below for further valuation disclosures.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2023:

NEOS Cash Alternative ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$—	$252,982,433	$—	$252,982,433
Purchased Put Options*	—	52,820	—	52,820
Money Market Funds	24,933,415	—	—	24,933,415
Total Investments	$24,933,415	$253,035,253	$—	$277,968,668
Other Financial Instruments
Liabilities
Written Put Options*	$—	$(99,038)	$—	$(99,038)
Total Other Financial Instruments	$—	$(99,038)	$—	$(99,038)

NEOS S&P 500® ETF	Level 1	Level 2	Level 3		Total
Investments
Common Stocks**	$472,119,158	$—	$—		$472,119,158
Contingent Value Rights	—	—	—	***	— ***
Money Market Fund	1,597,766	—	—		1,597,766
Total Investments	$473,716,924	$—	$—	***	$473,716,924
Other Financial Instruments
Liabilities
Written Call Options*	$—	$(4,227,400)	$—		$(4,227,400)
Total Other Financial Instruments	$—	$(4,227,400)	$—		$(4,227,400)

*The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

**See Schedule of Investments for segregation by industry.

***Represents amount less than $0.50.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® High Income ETF; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended November 30, 2023.

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

25

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of November 30, 2023 for the NEOS S&P 500® High Income ETF are as follows:

Description	Fair Value as of November 30, 2023		Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Rights*	$—	**	Projected Final Distribution	Discount of Projected Distribution	$0.00- $35.00

*This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

**Represents amount less than $0.50.

NEOS Aggregate Bond ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$4,680,811	$—	$—	$4,680,811
Purchased Put Options*	—	1,233	—	1,233
Money Market Fund	8,744	—	—	8,744
Total Investments	$4,689,555	$1,233	$—	$4,690,788
Other Financial Instruments
Liabilities
Written Put Options*	$—	$(2,308)	$—	$(2,308)
Total Other Financial Instruments	$—	$(2,308)	$—	$(2,308)

*The table above is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

B. Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (I). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

C. Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 (A). for a pricing description. Refer to Note 2 (I). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

26

D. Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

E. Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F. Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended November 30, 2023.

G. Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

H. Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

For the period ended November 30, 2023, the Funds’ average derivative volume is described below:

NEOS Cash Alternative ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	339	$149,210,057
Written Option Contracts	339	$149,210,057

NEOS S&P 500® ETF	Average Quantity	Average Notional Value
Written Option Contracts	474	$209,337,663

NEOS Aggregate Bond ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	8	$3,347,960
Written Option Contracts	8	$3,347,960

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.

Statements of Assets and Liabilities

Fair values of derivative instruments as of November 30, 2023:

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

27

	Statements of Assets and Liabilities Location	Fair Value
NEOS Cash Alternative ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$52,820	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	99,038
Total Derivatives not accounted for as hedging instruments		$52,820	$99,038

NEOS S&P 500® ETF		Assets	Liabilities
Written Option Contracts:
Equity	Written option contracts, at value	$—	$4,227,400
Total Derivatives not accounted for as hedging instruments		$—	$4,227,400

NEOS Aggregate Bond ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$1,233	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	2,308
Total Derivatives not accounted for as hedging instruments		$1,233	$2,308

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended November 30, 2023:

	Net Realized Gain (Loss) on Derivatives
NEOS Cash Alternative ETF	Purchased Option Contracts*	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(829,227)	$1,617,277	$788,050
Total	$(829,227)	$1,617,277	$788,050

NEOS S&P 500® ETF	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(12,580,358)	$(12,580,358)
Total	$(12,580,358)	$(12,580,358)

NEOS Aggregate Bond ETF	Purchased Option Contracts*	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(23,811)	$44,340	$20,529
Total	$(23,811)	$44,340	$20,529

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

28

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
NEOS Cash Alternative ETF	Purchased Option Contracts**	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$14,275	$(37,940)	$(23,665)
Total	$14,275	$(37,940)	$(23,665)

NEOS S&P 500® ETF	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(48,709)	$(48,709)
Total	$(48,709)	$(48,709)

NEOS Aggregate Bond ETF	Purchased Option Contracts**	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$399	$(1,103)	$(704)
Total	$399	$(1,103)	$(704)

*The amounts disclosed are included in the realized gain (loss) on investments in securities.

**The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments in securities.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Management

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.

Pursuant to the Investment Advisory Agreement, the NEOS Cash Alternative ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.38%, the NEOS S&P 500® ETF pays the Adviser a monthly unitary management fee at the annual rate of 0.68% and the NEOS Aggregate Bond ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.58%, based on each Fund’s average daily net assets. For the period ended November 30, 2023, NEOS Cash Alternative ETF, NEOS S&P 500® ETF and NEOS Aggregate Bond ETF incurred $293,873, $880,802 and $10,729, respectively, in management fees. Additionally, for the six months ended November 30, 2023, the Adviser waived $551 with respect to the NEOS Aggregate Bond ETF.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

For the NEOS Aggregate Bond ETF, the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that AFFE and total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

29

have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.58% through September 28, 2024. This expense cap may not be terminated prior to this date except by the Board.

The NEOS Aggregate Bond ETF has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase the Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of the Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.58% of average daily net assets or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended November 30, 2023, NEOS Aggregate Bond ETF did not repay expenses to the Adviser.

As of November 30, 2023, the amounts eligible for repayment and the associated periods of expiration are as follows:

	Expires May 31, 2026	Expires November 30, 2026	Total Eligible for Recoupment
NEOS Aggregate Bond ETF	$234	$551	$785

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended November 30, 2023, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

Distribution and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

NOTE 4 – RELATED PARTIES

As of November 30, 2023, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor and received no fees from the Trust for serving as officers.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2023, were as follows:

	Purchases	Sales
NEOS Cash Alternative ETF	$—	$—
NEOS S&P 500® ETF	15,522,934	29,144,039
NEOS Aggregate Bond ETF	934,677	—

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

30

The costs of purchases and sales of in-kind transactions, during the period ended November 30, 2023, were as follows:

	Purchases In-Kind	Sales In-Kind
NEOS Cash Alternative ETF	$—	$—
NEOS S&P 500® ETF	447,585,571	3,857,034
NEOS Aggregate Bond ETF	1,896,659	—

NOTE 6 – TAX MATTERS

The tax character of the distributions paid during the six months ended November 30, 2023 and the period ended May 31, 2023 are as follows:

	Six months ended November 30, 2023
	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS Cash Alternative ETF	$4,637,813	$—	$417,079
NEOS S&P 500® ETF	3,678,402	1,158,444	12,459,370
NEOS Aggregate Bond ETF	77,947	—	24,047

	Period ended May 31, 2023
	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS Cash Alternative ETF	$767,388	$184,237	$29,184
NEOS S&P 500® ETF	105,622	83,323	246,419
NEOS Aggregate Bond ETF	23,595	10,431	9,004

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended May 31, 2023, the Funds did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2023, the Funds do not have any short or long-term capital loss carryovers available.

As of May 31, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

	NEOS Cash Alternative ETF	NEOS S&P 500® ETF	NEOS Aggregate Bond ETF
Federal income tax cost of investments	$100,154,906	$25,017,194	$1,961,744
Aggregate gross unrealized appreciation	406	1,144,279	1,213
Aggregate gross unrealized (depreciation)	(10,785)	(665,082)	(29,059)
Net unrealized appreciation (depreciation)	(10,379)	479,197	(27,846)
Undistributed Ordinary Income	—	—	—
Undistributed Long Term Capital Gains	—	—	—
Distributable Earnings	—	—	—
Accumulated capital and other gain/(loss)	—	—	—
Total distributable earnings (accumulated loss)	(10,379)	479,197	(27,846)

NOTE 7 – SHARE TRANSACTIONS

Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the NEOS Cash Alternative ETF and NEOS Aggregate Bond ETF and are $300, and the NEOS S&P 500® ETF is $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

31

transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the NEOS Cash Alternative ETF and NEOS Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc. and shares of the NEOS S&P 500® ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchanges”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, NEOS Investment Management, LLC, the adviser to the NEOS Enhanced Income Cash Alternative ETF, NEOS S&P 500® High Income ETF and NEOS Enhanced Income Aggregate Bond ETF, has no voting power of the shares outstanding of the Funds.

NOTE 9 – PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective January 12, 2024, the NEOS Enhanced Income Cash Alternative ETF name changed to NEOS Enhanced Income 1-3 Month T-Bill ETF. There was no change to the Fund’s investment objective or strategy as a result of this name change. The ticker symbol for the Fund remains “CSHI.”

Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

32

Shareholder Expense Examples	NEOS ETF Trust
For the Period Ended November 30, 2023 (Unaudited)

As a shareholder of a Fund in the NEOS ETF Trust you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) (excluding transaction costs) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of each period and held for the entire period through November 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

NEOS Enhanced Income Cash Alternative ETF	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period June 1, 2023 through November 30, 2023
Actual[1]	$1,000.00	$1,029.60	$1.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.10	$1.92

NEOS S&P 500® High Income ETF
Actual[2]	$1,000.00	$1,046.00	$3.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.60	$3.44

NEOS Enhanced Income Aggregate Bond ETF
Actual[3]	$1,000.00	$996.30	$2.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.25	$2.78

1Actual expenses are equal to the Fund’s annualized expense ratios of 0.38%, multiplied by the average account value over the period, multiplied by 183/366.

2Actual expenses are equal to the Fund’s annualized expense ratios of 0.68%, multiplied by the average account value over the period, multiplied by 183/366.

3Actual expenses are equal to the Fund’s annualized expense ratios of 0.55%, multiplied by the average account value over the period, multiplied by 183/366. The Fund indirectly bears its proportionate share of Acquired Fund Fees and Expenses (“AFFE”), which are the indirect costs of investing in other investment companies. The annualized expense ratio of 0.55% does not reflect the AFFE of the funds in which it invests. The Adviser has contractually agreed to waive its management fee charged to the Fund through September 28, 2024 to the extent of the amount of any AFFE incurred by the Fund. If the ratio had included these AFFE, the annualized expense ratio would have been 0.58% for both the Actual and Hypothetical expense examples.

Additional Information	NEOS ETF Trust
November 30, 2023 (Unaudited)

33

TAX INFORMATION

For the fiscal year ended May 31, 2023, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NEOS Enhanced Income Cash Alternative ETF	0.00%
NEOS S&P 500® High Income ETF	57.21%
NEOS Enhanced Income Aggregate Bond ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended May 31, 2023 were as follows:

NEOS Enhanced Income Cash Alternative ETF	0.00%
NEOS S&P 500® High Income ETF	56.19%
NEOS Enhanced Income Aggregate Bond ETF	0.00%

For the period ended May 31, 2023, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

NEOS Enhanced Income Cash Alternative ETF	15.97%
NEOS S&P 500® High Income ETF	56.34%
NEOS Enhanced Income Aggregate Bond ETF	28.53%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.neosfunds.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.neosfunds.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.neosfunds.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

NEOSSAR112023

Fund	Symbol	CUSIP
NEOS Enhanced Income Cash Alternative ETF	CSHI	78433H105
NEOS S&P 500® High Income ETF	SPYI	78433H303
NEOS Enhanced Income Aggregate Bond ETF	BNDI	78433H204

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser NEOS Investment Management, LLC 13 Riverside Avenue Westport, CT 06880	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, 3rd Floor Philadelphia, PA 19103	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in Item 1 of this Form N-CSR

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable

(4) Change in the registrant’s independent public accountant. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date: January 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date: January 25, 2024

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date: January 25, 2024